UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar
Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2004

Date of reporting period:	6/30/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Prudential’s Financial Security Program	Semiannual Report	June 30, 2004

Prudential’s Gibraltar Fund, Inc.

The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 IFS-A073249 SAR Ed. 07/31/2004

Prudential’s Gibraltar Fund, Inc.

Performance (as of 6/30/2004)	6-Month	1-Year	3-Year	5-Year	10-Year	Inception Date
Prudential’s Gibraltar Fund, Inc.	3.66%	20.93%	-2.85%	0.43%	10.33%	03/14/1968

Past performance is not indicative of future returns and current performance may be lower or higher than the past performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance is net of investment fees and fund expenses, but not product charges. If product charges were included, the performance quoted would be significantly lower. Six-month returns are not annualized.

The accompanying financial statements as of June 30, 2004, were not auditied, and accordingly, no opinion is expressed on them.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. Investors should carefully consider the contract and the underlying portfolio’s investment objective, risks, and charges and expenses before investing. The contract prospectus and the underlying portfolio prospectus contain information relating to investment objectives, risks, and charges and expenses, as well as other important information. Read them carefully before investing or sending money. Prudential’s Gibraltar Fund, Inc. is distributed by Prudential Investment Management Services LLC (PIMS), Three Gateway Center, 14th Floor, Newark, NJ 07102-4077, a Prudential Financial company and member SIPC.

Prudential’s Gibraltar Fund, Inc.	Semiannual Report	JUNE 30, 2004
Letter to Planholders

•	DEAR PLANHOLDER

The U.S. stock market slowed in 2004 following a particularly strong performance in 2003. Some investors still seem to be watching developments from the sidelines. This reaction is understandable, given the unsettled global political climate and the potential for rising short-term interest rates. However, too much time on the sidelines can make it difficult to achieve long-term goals. We recommend a different approach.

A broadly diversified portfolio through asset allocation can help you better manage downside risk by avoiding overexposure to any specific asset class. And this strategy may better position your investments to capture more upside performance as asset classes rotate in and out of favor.

Your investment professional can help you create a diversified investment plan that takes into account your reasons for investing, the time you have to reach your goals, and the amount of risk you feel comfortable assuming. With the proper asset allocation in your portfolio, it will be easier for you to stay focused on achieving your long-term goals.

Prudential is committed to providing you with the financial solutions to help you grow and protect your wealth. We thank you for your confidence in our products and look forward to continuing to serve your investment needs.

Sincerely,

David R. Odenath, Jr.
President,
Prudential’s Gibraltar Fund, Inc.	July 30, 2004

PRUDENTIAL’S GIBRALTAR FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value (cost $190,429,331)	$224,709,491
Receivable for investments sold	6,919,971
Interest and dividends receivable	80,835
Foreign tax reclaim receivable	13,139
Prepaid expenses	471

Total assets	231,723,907

LIABILITIES
Payable for investments purchased	1,204,278
Payable to custodian	727,898
Management fee payable	92,106
Accrued expenses and other liabilities	39,980

Total liabilities	2,064,262

NET ASSETS	$229,659,645

Net assets were comprised of:
Common stock, at $1 par value	$30,023,428
Paid-in capital, in excess of par	253,695,669

283,719,097
Undistributed net investment income	245,611
Accumulated net realized loss on investments	(88,585,223)
Net unrealized appreciation on investments	34,280,160

Net assets, June 30, 2004	$229,659,645

Net asset value and redemption price per share, 30,023,428 outstanding shares of common stock (authorized 150,000,000 shares)	$7.65

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends (net of $32,659 foreign withholding tax)	$878,047
Interest	17,946

895,993

EXPENSES
Management fee	637,080
Custodian’s fees and expenses	52,000
Audit fee	11,000
Legal fees and expenses	7,500
Directors’ fees	6,200
Miscellaneous	3,454

Total expenses	717,234
Less: custodian fee credit	(50)

Net expenses	717,184

NET INVESTMENT INCOME	178,809

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	9,437,489
Net change in unrealized appreciation (depreciation) on:
Investments	(1,240,993)

NET GAIN ON INVESTMENTS	8,196,496

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,375,305

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$178,809	$545,649
Net realized gain (loss) on investments	9,437,489	(6,079,642)
Net change in unrealized appreciation (depreciation) on investments	(1,240,993)	61,945,265

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	8,375,305	56,411,272

DIVIDENDS:
Dividends from net investment income	—	(485,320)

CAPITAL STOCK TRANSACTIONS: (a)
Capital stock sold	—	79,461
Capital stock issued in reinvestment of dividends	—	485,320
Capital stock repurchased	(11,173,768)	(24,242,979)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(11,173,768)	(23,678,198)

TOTAL (INCREASE) DECREASE IN NET ASSETS	(2,798,463)	32,247,754
NET ASSETS:
Beginning of period	232,458,108	200,210,354

End of period (b)	$229,659,645	$232,458,108

(a) TRANSACTIONS IN SHARES OF COMMON STOCK:
Shares sold	—	11,160
Shares issued in reinvestment of dividends	—	72,313
Shares repurchased	(1,484,525)	(3,782,141)

NET DECREASE IN SHARES OUTSTANDING	(1,484,525)	(3,698,668)

(b) Includes undistributed net investment income of:	$245,611	$66,802

SEE NOTES TO FINANCIAL STATEMENTS.

A1

PRUDENTIAL’S GIBRALTAR FUND, INC.

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS — 97.8%	Shares	Value (Note 1)
Biotechnology — 3.6%
Amgen, Inc.(a)	59,400	$3,241,458
Gilead Sciences, Inc.(a)	55,200	3,698,400
MedImmune, Inc.(a)	61,000	1,427,400

		8,367,258

Capital Markets — 3.1%
Goldman Sachs Group, Inc.	28,400	2,674,144
Merrill Lynch & Co., Inc.	43,300	2,337,334
State Street Corp.	44,300	2,172,472

		7,183,950

Commercial Services & Supplies — 1.6%
Apollo Group, Inc. (Class “A” Stock)(a)	41,500	3,664,035

Communications Equipment — 3.4%
Cisco Systems, Inc.(a)	328,800	7,792,560

Computers & Peripherals — 6.8%
Apple Computer, Inc.(a)	92,700	3,016,458
Dell, Inc.(a)	152,600	5,466,132
EMC Corp.(a)	106,400	1,212,960
International Business Machines Corp. (IBM)	55,100	4,857,065
Lexmark International, Inc. (Class “A” Stock)(a)	11,600	1,119,748

		15,672,363

Consumer Finance — 2.1%
American Express Co.	95,600	4,911,928

Diversified Financial Services — 4.7%
Citigroup, Inc.	121,366	5,643,519
J.P. Morgan Chase & Co.	134,900	5,230,073

		10,873,592

Electronic Equipment & Instruments — 1.8%
Agilent Technologies, Inc.(a)	142,000	4,157,760

Energy Equipment & Services — 7.1%
BJ Services Co.(a)	91,200	4,180,608
Rowan Cos., Inc.(a)	96,900	2,357,577
Schlumberger, Ltd.	40,100	2,546,751
Smith International, Inc.(a)	60,300	3,362,328
Weatherford International, Ltd. (Bermuda)(a)	83,100	3,737,838

		16,185,102

Food and Staples Retailing — 3.6%
Costco Wholesale Corp.	56,600	2,324,562
The Kroger Co.(a)	107,700	1,960,140
Whole Foods Market, Inc.	42,700	4,075,715

		8,360,417

Healthcare Equipment & Supplies — 2.3%
Alcon, Inc.	20,700	1,628,055
Guidant Corp.	39,200	2,190,496
Medtronic, Inc.	29,300	1,427,496

		5,246,047

Healthcare Providers & Services — 1.7%
Caremark Rx, Inc.(a)	116,700	3,844,098

Hotels, Restaurants & Leisure — 2.5%
Starbucks Corp.(a)	133,900	5,821,972

COMMON STOCKS (Continued)	Shares	Value (Note 1)
Household Durables — 0.9%
Harman International Industries, Inc.	22,600	$2,056,600

Industrial Conglomerates — 2.5%
General Electric Co.	180,200	5,838,480

Insurance — 3.2%
American International Group, Inc.	40,690	2,900,383
Loews Corp.	73,300	4,395,068

		7,295,451

Internet & Catalog Retail — 3.8%
eBay, Inc.(a)	70,600	6,491,670
InterActiveCorp(a)	72,800	2,194,192

		8,685,862

Internet Software & Services — 3.0%
Yahoo!, Inc.(a)	190,300	6,913,599

Media — 3.3%
The DIRECTV Group, Inc.(a)	119,800	2,048,580
Univision Communications, Inc. (Class “A” Stock)(a)	145,200	4,636,236
Viacom, Inc. (Class “B” Stock)	21,500	767,980

		7,452,796

Metals & Mining — 0.8%
Alumina, Ltd., ADR (Australia)	120,000	1,794,000

Multiline Retail — 1.5%
Kohl’s Corp.(a)	17,200	727,216
Target Corp.	65,400	2,777,538

		3,504,754

Oil & Gas — 1.6%
Total SA, ADR (France)	37,400	3,593,392

Personal Products — 2.1%
Avon Products, Inc.	68,700	3,169,818
Estee Lauder Cos, Inc. (Class “A” Stock)	35,600	1,736,568

		4,906,386

Pharmaceuticals — 8.6%
Allergan, Inc.	33,500	2,998,920
AstraZeneca PLC, ADR (United Kingdom)	52,700	2,405,228
Eli Lilly & Co.	51,100	3,572,401
Ivax Corp.(a)	31,300	750,887
Novartis AG, ADR (Switzerland)	55,100	2,451,950
Pfizer, Inc.	133,122	4,563,422
Roche Holdings AG, ADR (Switzerland)	29,200	2,891,089

		19,633,897

Semiconductors & Semiconductor Equipment — 9.3%
Intel Corp.	270,900	7,476,840
Marvell Technology Group, Ltd. (Bermuda)(a)	116,600	3,113,220
Maxim Integrated Products, Inc.	60,000	3,145,200
National Semiconductor Corp.(a)	100,700	2,214,393
Texas Instruments, Inc.	219,100	5,297,838

		21,247,491

SEE NOTES TO FINANCIAL STATEMENTS.

B1

PRUDENTIAL’S GIBRALTAR FUND, INC. (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 1)
Software — 8.2%
Amdocs Ltd. (United Kingdom)(a)	42,400	$993,432
Ascential Software Corp.(a)	11,140	178,129
Electronic Arts, Inc.(a)	82,200	4,484,010
Mercury Interactive Corp.(a)	40,500	2,018,115
Microsoft Corp.	162,000	4,626,720
SAP AG, ADR (Germany)	106,300	4,444,403
Symantec Corp.(a)	50,000	2,189,000

		18,933,809

Specialty Retail — 4.6%
Bed Bath & Beyond, Inc.(a)	106,400	4,091,080
Chico’s FAS, Inc.(a)	68,700	3,102,492
Lowe’s Cos., Inc.	58,600	3,079,430
Tiffany & Co.	10,000	368,500

		10,641,502

Wireless Telecommunication Services — 0.1%
Vodafone Group PLC, ADR (United Kingdom)	5,900	130,390

TOTAL INVESTMENTS — 97.8% (cost $190,429,331; Note 4)		224,709,491
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.2%		4,950,154

NET ASSETS — 100%		$229,659,645

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

B2

NOTES TO THE FINANCIAL STATEMENTS OF

PRUDENTIAL’S GIBRALTAR FUND, INC.

(unaudited)

General

Prudential’s Gibraltar Fund, Inc. (the “Fund”) was originally incorporated in the State of Delaware on March 14, 1968 and was reincorporated in the State of Maryland effective May 1, 1997. It is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The investment objective of the fund is growth of capital to the extent compatible with a concern for preservation of principal by investing in common stocks and other securities convertible into common stock. The Fund was organized by The Prudential Insurance Company of America (“PICA”) to serve as the investment medium for the variable contract accounts of The Prudential Financial Security Program (“FSP”). The Fund does not sell its shares to the public. The accounts will redeem shares of the Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

Note 1:	Accounting Policies

The following is a summary of significant accounting policies followed by the fund in the preparation of its financial statements.

Securities Valuation:    Securities traded on a securities exchange and are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Custody Fee Credits:    The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying statement of operations.

Dividends and Distributions:    The fund expects to pay dividends of net investment income semi-annually and distributions of net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes:    It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to it’s shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of receivable amounts, at the time the related income is earned.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

C1

Note 2:	Management Fee and Other Transactions with Affiliates

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a to a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of Jennison, compensation of officers of the Fund, costs related to shareholder reporting, occupancy and certain clerical and administrative expenses of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of 0.55 of 1% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Series LLC (“PIMS”) which acts as distributor of the shares of the fund. No distribution or service fees are paid to PIMS as distributor of shares of the Fund.

PI, PICA, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc.

Note 3:	Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2004 aggregated $86,611,005 and $96,782,802, respectively.

Note 4:	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2003 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$192,848,596	$34,447,428	$2,586,533	$31,860,895

The difference between book basis and tax basis is attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward at December 31, 2003 of approximately $94,463,000 of which, $26,559,000 expires in 2009, $54,968,000 expires in 2010 and $12,936,000 expires in 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

Note 5:	Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Trustees in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports of the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended December 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope of accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

C2

Financial Highlights

(Unaudited)

	Prudential’s Gibraltar Fund, Inc.
	Six Months Ended June 30, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.38		$5.69	$7.79	$9.99	$15.67	$12.43

Income From Investment Operations:
Net investment income	0.01		0.02	0.06	0.08	0.09	0.10
Net realized and unrealized gains (losses) on investments	0.26		1.69	(2.10)	(1.69)	0.25	4.57

Total from investment operations	0.27		1.71	(2.04)	(1.61)	0.34	4.67

Less Dividends & Distributions:
Dividends from net investment income	—		(0.02)	(0.06)	(0.08)	(0.09)	(0.09)
Distributions from net realized gains	—		—	—	(0.05)	(5.93)	(1.34)
Tax return of capital distributions	—		—	—	(0.46)	—	—

Total dividends and distributions	—		(0.02)	(0.06)	(0.59)	(6.02)	(1.43)

Net Asset Value, end of period	$7.65		$7.38	$5.69	$7.79	$9.99	$15.67

Total Investment Return(a)	3.66%		29.99%	(26.23)%	(16.45)%	1.59%	38.92%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$229.7		$232.5	$200.2	$298.0	$423.5	$451.3
Ratios to average net assets:
Expenses	0.62	%(b)	0.63%	0.23%	0.13%	0.13%	0.13%
Net investment income	0.15	%(b)	0.26%	0.87%	0.87%	0.57%	0.63%
Portfolio turnover rate	38	%(c)	80%	89%	69%	82%	39%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D1

Prudential’s Gibraltar Fund, Inc.	Semiannual Report	June 30, 2004
Board of Directors

Saul K. Fenster, Ph.D	Thomas M. O’Brien
President Emeritus,	President and Chief Executive Officer,
New Jersey Institute of Technology	Atlantic Bank of New York

Delayne Dedrick Gold	David R. Odenath, Jr.
Marketing Consultant	President,
Prudential Annuities
Robert F. Gunia
Executive Vice President and	John A. Pileski
Chief Administrative Officer,	Retired Tax Partner,
Prudential Investments LLC	KPMG, LLP

W. Scott McDonald, Jr., Ph.D.	F. Don Schwartz
Management Consultant	Management Consultant

Thomas T. Mooney
Chief Executive Officer,
The Rochester Business Alliance

This report is not authorized for distribution unless preceded or accompanied by a current prospectus. The prospectus contains complete information regarding risks and charges, and expenses, and should be read carefully before you invest or send money.

Variable annuities contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. For costs and complete details, refer to the prospectus or contact your licensed financial professional.

For service-related questions, please contact the Annuity Service Center at (888) 778-2888.

The 2003 Audited Financial Statements of The Prudential Insurance Company of America are available . You may call (888) 778-2888 to obtain a free copy of the Audited Financial Statements.

Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Prudential Annuity Service Center
PO Box 13467	Presorted
Philadelphia, PA 19101	Standard
U.S. Postage
PAID
Prudential

IFS-A073249 FSP SAR Ed. 07/31/2004	Printed in the U.S.A. on recycled paper.

Item 2 – Code of Ethics – – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders: None.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential’s Gibraltar Fund, Inc.

By (Signature and Title)*	/s/ Jonathan D. Shain
Jonathan D. Shain
Secretary

Date August 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David R. Odenath
David R. Odenath
President and Principal Executive Officer

Date August 19, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 19, 2004

*	Print the name and title of each signing officer under his or her signature.